Note 14 - Segment Information (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and	Prepared
	Vegetable	Foods	Snack	Other	Total
	(In thousands)
2020:
Net sales	$1,202,528	$105,044	$11,475	$16,722	$1,335,769
Operating income (loss)	65,921	3,774	837	(8)	70,524
Identifiable assets	853,438	51,803	2,054	773	908,068
Capital expenditures	63,543	2,122	19	756	66,440
Depreciation and amortization	26,486	3,564	207	676	30,933

2019:
Net sales	$1,091,997	$79,593	$9,684	$18,307	$1,199,581
Operating loss	(34,145)	(2,736)	(8)	(1,190)	(38,079)
Identifiable assets	788,860	55,378	2,056	1,347	847,641
Capital expenditures	33,794	1,427	54	2,354	37,629
Depreciation and amortization	24,785	3,980	249	919	29,933

Revenue from External Customers by Products and Services [Table Text Block]
Classes of similar products/services:	2020	2019
	(In thousands)
Net Sales:
Green Giant *	$122,764	$71,161
Canned vegetables	877,391	815,780
Frozen	104,980	113,115
Fruit	97,393	91,941
Prepared foods	105,044	79,593
Snack	11,475	9,684
Other	16,722	18,307
Total	$1,335,769	$1,199,581